Schedule of Outstanding Short-term and Long-term Borrowings (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Short-term bank borrowings	¥ 98,190	¥ 80,500
Long-term bank borrowings		9,800
Bank borrowings	¥ 98,190	¥ 90,300